Note 8 - Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Tables
Shares Available Under Long-term Incentive Plan [Table Text Block]
June 30, 2021
Approved and authorized awards	12,047,866
Awards issued under plan	(9,681,506)
Awards available for future grant	2,366,360

December 31, 2020
Approved and authorized awards	11,907,006
Awards granted under plan	(9,767,995)
Awards available for future grant	2,139,011

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Stock Options	Exercise Price	Remaining Term in Years	Intrinsic Value (in thousands)
Outstanding at August 22, 2020	-
Awards granted	9,705,495	$10.00
Outstanding at December 31, 2020	9,705,495	$10.00	9.7	$57,942
Exercised	(154,268)	$10.00
Outstanding at June 30, 2021	9,551,227	$10.00	9.2	$-

Vested at December 31, 2020	7,204,163	$10.00	9.7	$43,009
Exercisable at December 31, 2020	7,204,163	$10.00	9.7	$43,009

Vested at June 30, 2021	7,049,895	$10.00	9.2	$2,232
Exercisable at June 30, 2021	7,049,895	$10.00	9.2	$2,232

	Stock Options	Exercise Price	Remaining Term in Years	Intrinsic Value (in thousands)
Outstanding at August 22, 2020	-
Awards granted	9,705,495	$10.00
Awards forfeited	-
Exercised	-
Outstanding at December 31, 2020	9,705,495	$10.00	9.7	$57,942

Vested at December 31, 2020	7,204,163	$10.00	9.7	$43,009
Exercisable at December 31, 2020	7,204,163	$10.00	9.7	$43,009